Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Insurance	$ 3,083		$ 2,234		$ 713
Rent	893		2,226		89
Sales tax	786		909		284
Subscriptions	735		779		694
Contract assets	540	$ 600	619	$ 600	601	$ 700
Advertising services	167		261		116
Deposits, current	163		1,547		311
Compensation	17		119		284
Consulting	4		28		1,802
Other	1,272		1,409		1,190
Prepaid Expenses and Other Current Assets	$ 7,660		$ 10,131		$ 6,084